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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               --------------

Check here if Amendment [ X ]; Amendment Number:  1
 This Amendment (Check only one):           [   ] is a restatement.
                                            [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022


Form 13F File Number: 28-01221
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Mittelman
Title:   Treasurer
Phone:   212-752-5255

Signature, Place, and Date of Signing:


         /s/     Paul Mittelman             New York, NY          05/12/04
             ----------------------      ------------------   ------------------
                  [Signature]              [City, State]           [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)











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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             0
                                    ----------------------------

Form 13F Information Table Entry Total:                        1
                                        ------------------------

Form 13F Information Table Value Total:                     1335
                                         -----------------------
                                                       (thousands)


Government PPTY TR Inc (Cusip# 38374W107) was not listed in the "Official List of Section 13(f) Securities", Volume 2004, Number 1, as of March 31st. The SEC revised list posted on Commission's website now includes this security as of March 31st, 2004 and we are amending our filing as Amendment #1.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                           NONE


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
                          TITLE OF                VALUE   SHARES/      SH/  PUT/    INVSTMT      OTHER       VOTING AUTHORITY
NAME OF ISSUER            CLASS       CUSIP     (x$1000)  PRN AMT      PRN  CALL    DSCRETN      MANA    SOLE     SHARED     NONE
----------------------    --------  ---------   --------  --------     ---  ----    -------     -------  ----     -------    -------
GOVERNMENT PPTY TR INC    COM       38374W107     1335     101400       SH          DEFINED      1,2,3   101400